Share-based Compensation - Summary of Outstanding Stock Options (Details) - Equity Settled Plan - Stock Options - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	853,705	44,360	44,460
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 5 months 15 days
Number of options, Stock options exercisable	853,405
Weighted average contractual life, Stock options exercisable (years)	2 years 5 months 12 days
$11.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	10,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	6 years 4 months 28 days
Number of options, Stock options exercisable	10,000
Weighted average contractual life, Stock options exercisable (years)	6 years 4 months 28 days
$11.90
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	8,160
Warrants outstanding and exercisable, Weighted average contractual life (years)	6 years 5 months 26 days
Number of options, Stock options exercisable	8,160
Weighted average contractual life, Stock options exercisable (years)	6 years 5 months 26 days
$31.50
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	3,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	4 years 8 months 23 days
Number of options, Stock options exercisable	2,700
Weighted average contractual life, Stock options exercisable (years)	4 years 7 months 24 days
$11.79 - $38.88 (Legacy Valens)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	832,545
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 4 months 9 days
Number of options, Stock options exercisable	832,545
Weighted average contractual life, Stock options exercisable (years)	2 years 4 months 9 days